UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22041

                                             Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 73.5%
	CONSUMER DISCRETIONARY — 13.4%
	Auto Components — 1.1%
70,000	Cooper Tire & Rubber Co.	$2,022,300
10,000	Tenneco Inc.†	637,000

		2,659,300

	Diversified Consumer Services — 0.0%
16,000	Corinthian Colleges Inc.†	3,360

	Hotels, Restaurants, and Leisure — 1.2%
8,000	Belmond Ltd., Cl. A†	99,200
3,800	Churchill Downs Inc.	328,700
180,000	Dover Motorsports Inc.	500,400
125,000	International Game Technology	2,116,250
20,000	MTR Gaming Group Inc.†	92,000

		3,136,550

	Household Durables — 0.1%
9,000	Nobility Homes Inc.†	103,500
18,000	Skyline Corp.†	84,780

		188,280

	Media — 8.1%
100,000	ACME Communications Inc.	4,500
20,000	British Sky Broadcasting Group plc	296,804
155,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,170,250
80,000	Crown Media Holdings Inc., Cl. A†	270,400
50,097	DIRECTV†	4,310,847
3,600	Discovery Communications Inc., Cl. A†	306,756
3,600	Discovery Communications Inc., Cl. C†	302,760
20,000	DISH Network Corp., Cl. A†	1,237,200
7,000	Liberty Global plc, Cl. A†	291,200
17,000	Liberty Global plc, Cl. C†	679,830
20,000	Liberty Media Corp., Cl. A†	941,000
40,000	Liberty Media Corp., Cl. C†	1,880,000
65,000	LIN Media LLC, Cl. A†	1,677,650
4,000	Scripps Networks Interactive Inc., Cl. A	329,640
20,000	Shaw Communications Inc., Cl. B	490,200
100,000	Sky Deutschland AG†	904,526
24,000	Starz, Cl. A†	684,240
80,000	Telenet Group Holding NV†	4,283,878
3,000	Time Warner Cable Inc.	435,300
2,000	Time Warner Inc.	166,040

		20,663,021

	Specialty Retail — 2.9%
10,000	Aaron’s Inc.†	263,800
6,000	Blyth Inc.	36,300
10,000	Digital Cinema Destinations Corp.†	54,900
45,000	Indesit Co. SpA†	653,790
8,000	Lorillard Inc.	483,840
103	Matthews International Corp., Cl. A	4,476
10,000	Pier 1 Imports Inc.	150,600

Shares		Market Value
100,000	The Pep Boys - Manny, Moe & Jack†	$1,058,000
225,000	Zale Corp.†	4,725,000

		7,430,706

	TOTAL CONSUMER DISCRETIONARY	34,081,217

	CONSUMER STAPLES — 12.5%
	Food and Staples Retailing — 5.4%
21,000	Casey’s General Stores Inc.	1,389,570
5,000	CST Brands Inc.	167,150
210,000	Safeway Inc.	7,236,600
6,400	SpartanNash Co.	134,144
50,000	Susser Holdings Corp.†	4,008,500
29,700	Village Super Market Inc., Cl. A	698,544

		13,634,508

	Food Products — 6.8%
4,500	Flowers Foods Inc.	85,905
40,000	GrainCorp Ltd., Cl. A	323,768
500,000	Parmalat SpA	1,651,044
5,000	Pinnacle Foods Inc.	150,650
6,500	Post Holdings Inc.†	291,980
215,000	The Hillshire Brands Co.	13,495,550
44,000	Tootsie Roll Industries Inc.	1,158,520
1,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	7,118
550,000	Yashili International Holdings Ltd.	195,870

		17,360,405

	Personal Products — 0.3%
50,000	Avon Products Inc.	660,000

	TOTAL CONSUMER STAPLES	31,654,913

	HEALTH CARE — 9.4%
	Biotechnology — 2.3%
6,800	Bio-Rad Laboratories Inc., Cl. A†	781,932
3,000	QLT Inc.†	17,910
21,000	Shire plc, ADR	5,176,500

		5,976,342

	Health Care Equipment and Supplies — 2.4%
110,000	ArthroCare Corp. Stub†(a)	38,500
39,000	Covidien plc	3,373,890
12,000	Exactech Inc.†	272,880
6,500	ICU Medical Inc.†	378,625
57,000	Medical Action Industries Inc.†	786,600
60,000	Nordion Inc.†	777,600
4,000	Smith & Nephew plc, ADR	344,280
992	Wright Medical Group Inc.†	30,573

		6,002,948

	Health Care Providers and Services — 0.1%
1,000	Chemed Corp.	101,850

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
	Health Care Providers and Services (Continued)
2,000	Gentiva Health Services Inc.†	$36,200

		138,050

	Life Sciences Tools and Services — 1.3%
6,800	Illumina Inc.†	1,087,388
73,000	WuXi PharmaTech Cayman Inc., ADR†	2,249,130

		3,336,518

	Pharmaceuticals — 3.3%
22,600	Allergan Inc.	3,748,436
22,500	AstraZeneca plc, ADR	1,637,775
26,000	Bristol-Myers Squibb Co.	1,316,120
5,991	Grifols SA, ADR	219,690
60,000	Idenix Pharmaceuticals Inc.†	1,465,200
1,000	Questcor Pharmaceuticals Inc.	89,970

		8,477,191

	TOTAL HEALTH CARE	23,931,049

	FINANCIALS — 8.5%
	Capital Markets — 0.4%
50,000	BKF Capital Group Inc.†	80,000
1,000	Kinnevik Investment AB, Cl. A	41,866
102,000	SWS Group Inc.†	730,320
4,000	TF Financial Corp.	168,920

		1,021,106

	Commercial Banks — 0.9%
165,000	First Niagara Financial Group Inc.	1,419,000
34,000	Hudson City Bancorp Inc.	331,500
16,000	Pohjola Bank plc, Cl. A	339,796
20,025	Sterling Bancorp	238,298

		2,328,594

	Consumer Finance — 1.0%
96,000	Navient Corp.	1,651,200
110,000	SLM Corp.	974,600

		2,625,800

	Insurance — 4.5%
1,500	Argo Group International Holdings Ltd.	74,715
500	Aspen Insurance Holdings Ltd.	20,005
34,500	National Interstate Corp.	934,605
150,000	Protective Life Corp.	10,407,000
500	Schweizerische National-Versicherungs-Gesellschaft AG	44,539
500	Tower Group International Ltd.	1,075

		11,481,939

	Real Estate Management and Development — 1.7%
200,000	American Realty Capital Healthcare Trust Inc.	2,134,000
38,000	Ryman Hospitality Properties Inc.	1,814,500

Shares		Market Value
33,400	ZipRealty Inc.†	$224,782

		4,173,282

	TOTAL FINANCIALS	21,630,721

	INFORMATION TECHNOLOGY — 7.3%
	Communications Equipment — 0.2%
35,000	Emulex Corp.†	205,800
20,000	Riverbed Technology Inc.†	358,000

		563,800

	Electrical Equipment and Instruments — 2.0%
215,700	Cobra Automotive Technologies SpA†	427,761
48,700	Measurement Specialties Inc.†	4,187,713
1,000	Park Electrochemical Corp.	28,160
12,000	SGL Carbon SE†	386,931

		5,030,565

	Semiconductors and Semiconductor Equipment — 1.7%
120,000	Aeroflex Holding Corp.†	1,267,200
10,000	MoSys Inc.†	33,100
400,000	PLX Technology Inc.†	2,596,000
80,000	Wolfson Microelectronics plc†	311,999
2,500	Xcerra Corp.†	23,375

		4,231,674

	Software — 3.4%
38,000	BMC Software Stub†(a)	1,900
500	Bull†	3,301
24,000	Cision AB†	211,359
2,000	Ebix Inc.	25,120
75,000	FalconStor Software Inc.†	113,250
80,000	MICROS Systems Inc.†	5,410,400
500	PubliGroupe AG	116,974
25,000	ReadSoft AB, Cl. B	185,737
20,000	Take-Two Interactive Software Inc.†	447,600
275,000	Vitacost.com Inc.†	2,194,500

		8,710,141

	TOTAL INFORMATION TECHNOLOGY	18,536,180

	MATERIALS — 5.5%
	Building Products — 2.0%
100,000	Griffon Corp.	1,077,000
200,000	Kentz Corp. Ltd.	3,133,494
12,000	Vulcan Materials Co.	757,560

		4,968,054

	Chemicals — 0.2%
8,000	Rockwood Holdings Inc.	631,520

	Containers and Packaging — 2.3%
9,000	Greif Inc., Cl. B	482,580
286,000	Myers Industries Inc.	5,285,280

		5,767,860

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2014 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
	Metals and Mining — 0.9%
95,000	Alcoa Inc.	$1,557,050
1,300	Allegheny Technologies Inc.	48,945
5,000	Augusta Resource Corp.†	18,710
85,000	AuRico Gold Inc.	348,500
400	Camino Minerals Corp.†	28
20,000	Chaparral Gold Corp.†	10,455
5,000	Lumina Copper Corp.†	48,608
19,000	Pan American Silver Corp.	279,158
500	Papillon Resources Ltd.†	855

		2,312,309

	Paper and Forest Products — 0.1%
100,000	Ainsworth Lumber Co. Ltd.†	245,793

	TOTAL MATERIALS	13,925,536

	UTILITIES — 5.2%
	Electric Utilities — 3.4%
20,000	Cleco Corp.	1,114,800
10,000	Duke Energy Corp.	721,300
40,000	Endesa SA	1,542,849
62,000	Pepco Holdings Inc.	1,664,700
60,000	UNS Energy Corp.	3,625,200

		8,668,849

	Gas Utilities — 0.1%
4,000	Southwest Gas Corp.	198,120

	Independent Power Producers and Energy Traders — 0.0%
75,000	GenOn Energy Inc., Escrow	0

	Multi-Utilities — 1.3%
8,000	Integrys Energy Group Inc.	524,480
64,000	NorthWestern Corp.	2,958,080

		3,482,560

	Water — 0.4%
30,000	Severn Trent plc	980,061

	TOTAL UTILITIES	13,329,590

	INDUSTRIALS — 5.0%
	Aerospace and Defense — 0.8%
20,000	Exelis Inc.	336,800
40,000	Kaman Corp.	1,600,400

		1,937,200

	Air Freight and Logistics — 0.2%
75,000	TNT Express NV	605,584

	Commercial Services and Supplies — 2.6%
38,000	Blackhawk Network Holdings Inc., Cl. B†	1,059,820
10,000	Impreglon SE†	187,467

		Market
Shares		Value
7,000	Rollins Inc.	$198,170
10,000	The Brink’s Co.	268,400
150,000	The Interpublic Group of Companies Inc.	2,956,500
35,000	URS Corp.	2,004,450
1,000	WaterFurnace Renewable Energy Inc.	27,899

		6,702,706

	Machinery — 0.7%
8,600	CIRCOR International Inc.	618,082
8,000	CNH Industrial NV	74,022
30,000	Xylem Inc.	1,058,700

		1,750,804

	Railroads and Transportation — 0.7%
1,000	Contrans Group Inc., Cl. A	13,849
1,000	GATX Corp.	62,000
49,000	Navistar International Corp.†	1,723,330

		1,799,179

	TOTAL INDUSTRIALS	12,795,473

	TELECOMMUNICATION SERVICES — 4.4%
	Diversified Telecommunications Services — 2.0%
280,000	Asia Satellite Telecommunications Holdings Ltd.	977,284
2,000	Bell Aliant Inc.	56,679
150,000	Cincinnati Bell Inc.†	571,500
6,200	Enventis Corp.	101,556
220,000	Koninklijke KPN NV†	702,303
1,000	Loral Space & Communications Inc.†	72,300
5,000	tw telecom inc.†	203,700
52,000	Ziggo NV	2,345,501

		5,030,823

	Wireless Telecommunications Services — 2.4%
22,000	Millicom International Cellular SA, SDR	1,875,272
1,000	Rogers Communications Inc., Cl. B	39,040
5,000	Sprint Corp.†	36,750
9,000	Telephone & Data Systems Inc.	225,000
40,000	T-Mobile US Inc.†	1,317,600
70,000	United States Cellular Corp.†	2,736,300

		6,229,962

	TOTAL TELECOMMUNICATION SERVICES	11,260,785

	ENERGY — 2.3%
	Oil, Gas, and Consumable Fuels — 2.3%
490,000	Alvopetro Energy Ltd.†	435,915
7,000	Anadarko Petroleum Corp.	747,950
115,000	Dragon Oil plc	1,091,152
3,000	Foster Wheeler AG	98,880
345,000	Gulf Coast Ultra Deep Royalty Trust†	824,550
11,592	Halcon Resources Corp.†	68,972
154,000	Kodiak Oil & Gas Corp.†	2,393,160

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2014 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
	Oil, Gas, and Consumable Fuels (Continued)
140,000	WesternZagros Resources Ltd.†	$137,387

		5,797,966

	TOTAL ENERGY	5,797,966

	TOTAL COMMON STOCKS	186,943,430

	RIGHTS — 0.4%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.3%
315,000	Leap Wireless International Inc., CVR, expire 03/14/16†(a)	793,800

	HEALTH CARE — 0.1%
20,000	Adolor Corp., CPR, expire 07/01/19†(a)	10,400
5,000	American Medical Alert Corp.†(a)	50
11,000	Chelsea Therapeutics International Ltd., CVR†(a)	1,210
4,000	Clinical Data Inc., CVR, expire 04/14/18†(a)	3,800
10,000	Cubist Pharmaceuticals Inc., CVR†	1,240
4,700	Furiex Pharmaceuticals Inc., CVR†(a)	45,919
100	Omthera Pharmaceuticals Inc., expire 12/31/20†(a)	60
120,000	Sanofi, CVR, expire 12/31/20†	54,000
156,000	Teva Pharmaceutical Industries Ltd., CPR, expire 02/20/23†(a)	82,680
86,000	Trius Therapeutics, CVR†(a)	11,180
4,000	Wright Medical Group Inc., CVR, expire 03/01/16†	6,580

	TOTAL HEALTH CARE	217,119

	TOTAL RIGHTS	1,010,919

	WARRANTS — 0.1%
	ENERGY — 0.1%
	Oil, Gas, and Consumable Fuels — 0.1%
45,000	Kinder Morgan Inc., expire 05/25/17†	123,300

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 26.0%
$66,209,000	U.S. Treasury Bills, 0.010% to 0.080%††, 08/14/14 to 01/08/15(b)	$66,203,976

	TOTAL INVESTMENTS — 100.0% (Cost $236,069,004)	$254,281,625

	Aggregate tax cost	$238,514,330

	Gross unrealized appreciation	$24,481,226
	Gross unrealized depreciation	(8,713,931)

	Net unrealized appreciation/depreciation	$15,767,295

Shares

	SECURITIES SOLD SHORT — (0.3)%
	Health Care — (0.3)%
14,340	Medtronic Inc.	885,352

	TOTAL SECURITIES SOLD SHORT (Proceeds received $860,034)(c)	$885,352

	Aggregate tax cost	$860,034

	Gross unrealized appreciation	—
	Gross unrealized depreciation	(25,318)

	Net unrealized appreciation/depreciation	$(25,318)

(a)	Illiquid security.
(b)	At July 31, 2014, $3,000,000 of the principal amount was pledged as collateral for securities sold short.
(c)	At July 31, 2014, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 7/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Discretionary
Specialty Retail	$ 2,705,706	$ 4,725,000	—	$ 7,430,706
Other Industries (a)	26,650,511	—	—	26,650,511
Health Care
Health Care Equipment and Supplies	5,964,448	—	$ 38,500	6,002,948
Other Industries (a)	17,928,101	—	—	17,928,101
Information Technology
Software	8,708,241	—	1,900	8,710,141
Other Industries (a)	9,826,039	—	—	9,826,039
Utilities
Independent Power Producers and Energy Traders	—	—	0	0
Other Industries (a)	13,329,590	—	—	13,329,590
All Other Industries (a)	97,065,394	—	—	97,065,394
Total Common Stocks	182,178,030	4,725,000	40,400	186,943,430
Rights:
Wireless Telecommunications Services	—	—	793,800	793,800
Health Care	107,739	—	109,380	217,119
Total Rights	107,739	—	903,180	1,010,919
Warrants:
Energy	123,300	—	—	123,300
U.S. Government Obligations	—	66,203,976	—	66,203,976
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$182,409,069	$70,928,976	$ 943,580	$254,281,625
LIABILITIES (Market Value):
Securities Sold Short(a)*	$ (885,352)	—	—	$ (885,352)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$ (885,352)	—	—	$ (885,352)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	All Securities Sold Short positions are common stock.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the nine months ended July 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at July 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

    Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency,

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Notes to Schedule of Investments (Unaudited) (Continued)

they also limit any potential gain that might result should the value of the currency increase. There were no forward foreign exchange contracts held at July 31, 2014.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at July 31, 2014 are reflected within the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At October 31, 2013, the Fund had a net capital loss carryforward for federal income tax purposes of $36,580,329 which is available to reduce future required distributions of net capital gains to shareholders through 2017. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these

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Notes to Schedule of Investments (Unaudited) (Continued)

losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli 787 Fund, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/02/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/02/2014

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/02/2014

* Print the name and title of each signing officer under his or her signature.